OPERATING LEASES - Summary of Maturities of Lease liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 1,263
2022	182
2023	82
Total future lease payments	1,527
Less: Imputed interest	54
Total lease liability balance	$ 1,473